Earnings Per Share	12 Months Ended
Dec. 31, 2020
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Earnings Per Share
30.	EARNINGS PER SHARE
The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2020	2019	2018
Net (loss) / profit	(69,649)	(34,071)	38,613
Average number of shares outstanding	392,555,569	392,314,842	392,302,437
Basic and diluted earnings per share	(177.42)	(86.85)	98.43
Basic and diluted earnings per share are calculated as shown in Note 2.b.13.